BALANCE SHEETS - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets:
Cash	$ 1,868,045	$ 1,561,863	$ 1,834,082
Escrow deposits	311,950	0
Mortgages receivable	47,807,245	32,521,588	26,017,867
Mortgages receivable, affiliate	0	1,229,022	1,515,000
Interest and fees receivable	567,644	478,928	265,492
Other receivables	173,945	182,842	17,500
Due from borrowers	190,565	81,911	60,499
Prepaid expenses	72,432	0
Property and equipment, net	500,663	397,448	0
Real estate owned	1,287,126	1,222,454	1,001,054
Pre-offering costs	77,960	625,890	45,000
Deposits on property	5,000	0
Deferred financing costs	125,561	67,475	38,992
Total assets	52,988,136	38,369,421	30,795,486
Liabilities:
Line of credit	12,161,380	8,113,943	6,000,000
Mortgage payable	305,970	310,000	0
Accrued expenses	227,324	196,086	0
Security deposit held	2,550	800	0
Advances from borrowers	541,333	291,875	107,714
Due to shareholders/member	14,928	656,296	230,409
Deferred revenue	692,102	290,456	190,017
Accrued interest	39,151	24,350	37,829
Total liabilities	13,984,738	9,883,806	6,565,969
Shareholders'/members’ equity:
Preferred shares - $.001 par value; 5,000,000 shares authorized; no shares issued	0	0
Common stock - $.001 par value; 50,000,000 authorized; 11,103,237 issued and outstanding	11,103	0
Additional paid-in capital	37,980,133	0
Members' equity	0	28,485,615	24,229,517
Retained earnings	1,012,162	0
Total shareholders'/members’ equity	39,003,398	28,485,615	24,229,517
Total liabilities and shareholders'/members’ equity	$ 52,988,136	$ 38,369,421	$ 30,795,486